Annual Total Returns- Janus Henderson Contrarian Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Contrarian Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.86%)	23.83%	38.51%	17.32%	(13.16%)	8.05%	5.28%	(4.10%)	43.03%	27.74%